Schedule of segment reporting (Details) - USD ($)	3 Months Ended		6 Months Ended		16 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	Dec. 28, 2021	Aug. 31, 2021
Revenue
External sales	$ 9,265,061	$ 7,699,407	$ 21,512,413	$ 14,665,843
Results
Segment loss	(6,129,706)	(3,627,270)	(11,198,514)	(7,019,011)
Central administration costs	2,823,329	1,966,445	5,574,546	4,761,079
Other gains and losses	(1,536,158)	13,955,294	(7,785,915)	10,621,384
Finance costs	212,278	563,904	422,934	953,678
Loss before tax	(7,629,155)	(20,112,913)	(9,410,079)	(23,355,152)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate		(37,244)		(103,930)
Discontinued operations	940,860	(1,227,748)	1,393,028	(3,949,286)
Non-controlling interest in net loss	(43,874)	30,640	(68,638)	61,670
Net loss	(6,732,169)	(21,347,265)	(8,085,689)	(27,346,698)
Assets	54,403,352		54,403,352			$ 67,462,847
Long-term assets	32,046,565		32,046,565			35,905,165
North America Area [Member]
Gain (Loss) for the period from:
Assets	51,578,051		51,578,051			64,943,049
Long-term assets	32,040,683		32,040,683			35,796,241
European Union [Member]
Gain (Loss) for the period from:
Assets	2,825,301		2,825,301			2,519,798
Long-term assets	5,882		5,882			$ 108,924
Gaming [Member]
Revenue
External sales	592,182	504,001	1,027,450	766,987
Results
Segment loss	(3,094,715)	(1,394,913)	(6,181,608)	(3,394,059)
Central administration costs
Other gains and losses	633,144	(11,537)	1,639,596	(13,889)
Finance costs	14,423	36,657	27,828	77,913
Loss before tax	(3,742,282)	(1,420,033)	(7,849,032)	(3,458,083)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate
Discontinued operations	1,022,905	(710,597)	1,585,165	(2,377,419)
Non-controlling interest in net loss
Net loss	(2,719,377)	(2,130,630)	(6,263,867)	(5,835,502)
Media [Member]
Revenue
External sales	8,672,879	7,195,406	20,484,963	13,898,856
Results
Segment loss	(3,034,991)	(2,232,357)	(5,016,906)	(3,624,952)
Central administration costs
Other gains and losses	1,443	2,808,032	(200)	2,804,339
Finance costs	327	325,054	702	512,044
Loss before tax	(3,036,761)	(5,365,443)	(5,017,408)	(6,941,335)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate
Discontinued operations
Non-controlling interest in net loss
Net loss	(3,036,761)	(5,365,443)	(5,017,408)	$ (6,941,335)
Corporate And Other [Member]
Revenue
External sales
Results
Segment loss
Central administration costs	2,823,329	1,966,445	5,574,546		4,761,079
Other gains and losses	(2,170,745)	11,158,799	(9,425,311)		7,830,934
Finance costs	197,528	202,193	394,404		363,721
Loss before tax	(850,112)	(13,327,437)	3,456,361		(12,955,734)
Income tax
Gain (Loss) for the period from:
Share of net loss of associate		(37,244)			(103,930)
Discontinued operations	(82,045)	(517,151)	(192,137)		(1,571,867)
Non-controlling interest in net loss	(43,874)	30,640	(68,638)		61,670
Net loss	$ (976,031)	$ (13,851,192)	$ 3,195,586		$ (14,569,861)